Amounts Recognized in Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amounts recognized in net periodic benefit cost during the period:
Total recognized in other comprehensive income	$ (23.9)	$ 59.0	$ 25.1
Pension Benefits [Member]
Amounts arising during the period:
Net actuarial loss (gain), net of taxes of $21.8 and $39.2 in 2012 and 2011, respectively, for pension benefits and $(0.8) and $(0.6) in 2012 and 2011, respectively, for other benefits	36.2	68.9
Foreign currency exchange rate (gain) loss, net of taxes of $0.0 and $(0.0) in 2012 and 2011, respectively, for pension benefits	0.1	(0.1)
Prior service (credit) cost, net of taxes of $2.8 for pension benefits in 2012	4.7
Amounts recognized in net periodic benefit cost during the period:
Recognized actuarial loss, net of taxes of $(5.9) and $(4.4) in 2012 and 2011, respectively, for pension benefits and $(0.4) and $(0.5) in 2012 and 2011, respectively, for other benefits	(10.1)	(7.6)
Amortization of prior service cost, net of taxes of $(0.3) in 2012 and 2011 for pension benefits and $0.1 in 2012 and 2011 for other benefits	(0.5)	(0.5)
Curtailments, net of taxes of $(10.6) in 2012 for pension benefits	(18.4)
Settlements, net of taxes of $(19.5) in 2012 for pension benefits	(33.5)
Total recognized in other comprehensive income	(21.5)	60.7
Other Benefits [Member]
Amounts arising during the period:
Net actuarial loss (gain), net of taxes of $21.8 and $39.2 in 2012 and 2011, respectively, for pension benefits and $(0.8) and $(0.6) in 2012 and 2011, respectively, for other benefits	(1.8)	(1.0)
Prior service (credit) cost, net of taxes of $2.8 for pension benefits in 2012
Amounts recognized in net periodic benefit cost during the period:
Recognized actuarial loss, net of taxes of $(5.9) and $(4.4) in 2012 and 2011, respectively, for pension benefits and $(0.4) and $(0.5) in 2012 and 2011, respectively, for other benefits	(0.7)	(0.8)
Amortization of prior service cost, net of taxes of $(0.3) in 2012 and 2011 for pension benefits and $0.1 in 2012 and 2011 for other benefits	0.1	0.1
Curtailments, net of taxes of $(10.6) in 2012 for pension benefits
Settlements, net of taxes of $(19.5) in 2012 for pension benefits
Total recognized in other comprehensive income	$ (2.4)	$ (1.7)